COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 07, 2012	Apr. 30, 2015	Apr. 30, 2014
Distribution Reinvestment and Share Purchase Plan [Abstract]
Discount rate on shares (in hundredths)		3.00%
Conversion of Units to Common Shares. [Abstract]
Units converted to common stock (in shares)		7,200,000	903,000
Units converted to common stock		$ 41.3	$ 4.4
Common Stock [Member]
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest [Abstract]
Aggregate offering price			$ 75.0
Preferred Class A [Member]
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest [Abstract]
Preferred shares issued (in shares)	1,150,000	1,150,000	1,150,000
Sale of stock, price per share (in dollars per share)	$ 25.00
Proceeds from issuance of cumulative redeemable preferred shares	$ 27.3
Preferred shares liquidation per annum (in dollars per share)	$ 2.0625
Distribution rate percentage (in hundredths)	8.25%
Preferred shares liquidation (in dollars per share)	$ 25.00
Preferred Class B [Member]
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest [Abstract]
Preferred shares issued (in shares)	4,600,000	4,600,000	4,600,000
Sale of stock, price per share (in dollars per share)	$ 25.00
Proceeds from issuance of cumulative redeemable preferred shares	$ 111.2
Preferred shares liquidation per annum (in dollars per share)	$ 1.9875
Distribution rate percentage (in hundredths)	7.95%
Preferred shares liquidation (in dollars per share)	$ 25.00
Preferred shares liquidation preference	$ 115.0
Distribution Reinvestment and Share Purchase Plan [Member]
Distribution Reinvestment and Share Purchase Plan [Abstract]
Shares issued (in shares)		8,100,000	6,600,000
Shares issued		$ 64.9	$ 55.8
Distribution Reinvestment and Share Purchase Plan [Member] | Voluntary cash contributions [Member]
Distribution Reinvestment and Share Purchase Plan [Abstract]
Shares issued (in shares)		6,000,000	4,800,000
Shares issued		$ 48.7	$ 41.2
Distribution Reinvestment and Share Purchase Plan [Member] | Reinvested distributions [Member]
Distribution Reinvestment and Share Purchase Plan [Abstract]
Shares issued (in shares)		2,100,000	1,800,000
Shares issued		$ 16.2	$ 14.6